GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at beginning of year	$ 204,084	$ 204,084	$ 204,084
Goodwill	676,167	0	0
Balance at end of year	$ 880,251	$ 204,084	$ 204,084